Employee Retirement Plans - Qualified Defined-Benefit Pension Plan Weighted Average Asset Allocation (Detail) (Qualified Plans [Member])	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocation	100.00%	100.00%
Equities Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocation	44.00%	44.00%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocation	41.00%	39.00%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocation	15.00%	17.00%